NOTES PAYABLE (Details) - USD ($)		1 Months Ended
	Apr. 29, 2020	Sep. 30, 2021	Apr. 27, 2020
Notes Payable [Line Items]
Notes Payable Forgiven		$ 465,595
Debt Instrument Decrease Interest Forgiveness		$ 6,212
M & T Bank
Notes Payable [Line Items]
Loan approved under Paycheck Protection Program (PPP)			$ 465,595
Term of loan (in years)	2 years
Interest rate (in %)	1.00%